Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 257,950	$ 250,637	$ 198,536	$ 130,544
Total current assets	289,784	283,103
Total assets	386,346	367,409
Current liabilities:
Accrued expenses and other current liabilities	11,784	20,191
Total current liabilities	54,367	41,028
Equity:
Ordinary shares of par value $0.00002: 50,000,000,000,000 shares authorized; shares issued and outstanding, 794,003,193 and 794,003,193 as of December 31, 2011 and 2012, respectively	16	16
Additional paid-in capital	142,837	141,667
Accumulated other comprehensive income	46,822	43,597
Retained earnings	93,472	97,272
Total China Techfaith Wireless Communication Technology Limited shareholders' equity	306,284	305,183
TOTAL LIABILITIES AND EQUITY	386,346	367,409
Parent Company
Current assets:
Cash and cash equivalents	1	102	73	649
Amounts due from subsidiaries	107,098	106,927
Total current assets	107,099	107,029
Investment in subsidiaries	200,872	199,707
Total assets	307,971	306,736
Current liabilities:
Accrued expenses and other current liabilities	1,687	1,553
Total current liabilities	1,687	1,553
Equity:
Ordinary shares of par value $0.00002: 50,000,000,000,000 shares authorized; shares issued and outstanding, 794,003,193 and 794,003,193 as of December 31, 2011 and 2012, respectively	16	16
Additional paid-in capital	142,837	141,667
Accumulated other comprehensive income	46,822	43,597
Retained earnings	116,609	119,903
Total China Techfaith Wireless Communication Technology Limited shareholders' equity	306,284	305,183	263,385	202,270
TOTAL LIABILITIES AND EQUITY	$ 307,971	$ 306,736